Revenue - Summary of Revenue (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	₨ 81,319	$ 976	₨ 78,223	₨ 59,349
Power [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	76,624	919	70,530	58,990
Transmission Line Projects [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	4,347	52	7,557
Others [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	₨ 348	$ 4	₨ 136	₨ 359